Document and Entity Information	Sep. 21, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001579091
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 21, 2023
Entity Registrant Name	MAPLEBEAR INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41805
Entity Tax Identification Number	46-0723335
Entity Address, Address Line One	50 Beale Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(888)
Local Phone Number	246-7822
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	CART
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false